Shareholder Report, Average Annual Return (Details)	12 Months Ended	17 Months Ended	24 Months Ended	36 Months Ended	44 Months Ended	53 Months Ended	60 Months Ended	70 Months Ended	72 Months Ended	85 Months Ended	92 Months Ended	98 Months Ended	103 Months Ended	104 Months Ended	109 Months Ended	111 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000171792
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I3
C000171790
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000021244
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	0.86%						(0.62%)										1.76%
C000021246
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	4.15%						(0.30%)										1.59%
C000081828
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000021247
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I2
C000234684
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000156745
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000021200
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	48.68%						4.87%										15.32%
C000021202
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	55.13%						5.25%										15.10%
C000081825
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000021203
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I2
C000234682
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000215064
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000240466
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	0.61%			3.57%
C000240467
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	3.84%			4.36%
C000240465
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000137931
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I2
C000171831
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I3
C000171829
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000171830
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000228029
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000103735
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	5.56%						2.24%										3.58%
C000103736
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	9.06%						2.56%										3.37%
C000103737
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000103738
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I2
C000156761
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000216506
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000216505
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I2
C000216501
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000125977
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	0.77%						16.58%										5.21%
C000125978
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	4.83%						17.07%										5.00%
C000125979
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000125980
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I2
C000132297
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	0.72%						4.30%										3.72%
C000132298
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	4.09%						4.55%										3.46%
C000132299
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000132300
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I2
C000021232
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	2.22%						3.47%										3.98%
C000021234
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	5.57%						3.82%										3.81%
C000081826
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000021235
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I2
C000171810
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I3
C000171808
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000171809
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000156743
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000129483
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	(0.31%)						1.08%										2.53%
C000129484
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	1.37%						1.12%										2.25%
C000129485
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000173652
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I2
C000137930
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	0.05%						0.59%										2.09%
C000137927
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	3.27%						0.89%										1.87%
C000137928
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000137929
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I2
C000244911
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I3
C000244910
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000244909
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000172159
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000119592
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	(0.07%)						(0.15%)										1.60%
C000119593
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	1.68%						(0.11%)										1.32%
C000119594
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000173651
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I2
C000095924
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	15.79%						10.74%										5.66%
C000095925
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	20.71%						11.27%										5.53%
C000095926
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000095927
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I2
C000171816
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I3
C000171814
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000171815
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000156759
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000198978
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	2.78%						4.23%				3.54%
C000198980
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000021184
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I2
C000198983
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000122145
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000122146
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I2
C000250399
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000200975
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	19.77%						14.50%			7.75%
C000200976
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000200978
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I2
C000200977
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Without Sales Load [Member] | C000171792
Average Annual Return [Line Items]
Average Annual Return, Percent	14.17%						10.61%					9.86%
Without Sales Load [Member] | C000171790
Average Annual Return [Line Items]
Average Annual Return, Percent	13.51%						10.05%										9.12%
Without Sales Load [Member] | C000021244
Average Annual Return [Line Items]
Average Annual Return, Percent	5.87%						0.36%										2.25%
Without Sales Load [Member] | C000021246
Average Annual Return [Line Items]
Average Annual Return, Percent	5.15%						(0.30%)										1.59%
Without Sales Load [Member] | C000081828
Average Annual Return [Line Items]
Average Annual Return, Percent	6.35%						0.74%										2.64%
Without Sales Load [Member] | C000021247
Average Annual Return [Line Items]
Average Annual Return, Percent	6.28%						0.80%										2.71%
Without Sales Load [Member] | C000234684
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%				0.56%
Without Sales Load [Member] | C000156745
Average Annual Return [Line Items]
Average Annual Return, Percent	6.42%						0.79%										2.70%
Without Sales Load [Member] | C000021200
Average Annual Return [Line Items]
Average Annual Return, Percent	57.31%						6.06%										15.98%
Without Sales Load [Member] | C000021202
Average Annual Return [Line Items]
Average Annual Return, Percent	56.13%						5.25%										15.10%
Without Sales Load [Member] | C000081825
Average Annual Return [Line Items]
Average Annual Return, Percent	57.73%						6.39%										16.31%
Without Sales Load [Member] | C000021203
Average Annual Return [Line Items]
Average Annual Return, Percent	57.99%						6.46%										16.41%
Without Sales Load [Member] | C000234682
Average Annual Return [Line Items]
Average Annual Return, Percent	56.82%				11.45%
Without Sales Load [Member] | C000215064
Average Annual Return [Line Items]
Average Annual Return, Percent	57.82%						6.46%		17.25%
Without Sales Load [Member] | C000240466
Average Annual Return [Line Items]
Average Annual Return, Percent	5.64%			5.27%
Without Sales Load [Member] | C000240467
Average Annual Return [Line Items]
Average Annual Return, Percent	4.84%			4.36%
Without Sales Load [Member] | C000240465
Average Annual Return [Line Items]
Average Annual Return, Percent	6.11%			5.58%
Without Sales Load [Member] | C000137931
Average Annual Return [Line Items]
Average Annual Return, Percent	5.99%						0.02%						2.00%
Without Sales Load [Member] | C000171831
Average Annual Return [Line Items]
Average Annual Return, Percent	6.11%						0.02%						2.00%
Without Sales Load [Member] | C000171829
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%						(0.48%)						1.49%
Without Sales Load [Member] | C000171830
Average Annual Return [Line Items]
Average Annual Return, Percent	5.75%						(0.21%)										1.87%
Without Sales Load [Member] | C000228029
Average Annual Return [Line Items]
Average Annual Return, Percent	5.99%					0.14%
Without Sales Load [Member] | C000103735
Average Annual Return [Line Items]
Average Annual Return, Percent	10.93%						3.25%										4.08%
Without Sales Load [Member] | C000103736
Average Annual Return [Line Items]
Average Annual Return, Percent	10.06%						2.56%										3.37%
Without Sales Load [Member] | C000103737
Average Annual Return [Line Items]
Average Annual Return, Percent	11.33%						3.71%										4.51%
Without Sales Load [Member] | C000103738
Average Annual Return [Line Items]
Average Annual Return, Percent	11.33%						3.67%										4.54%
Without Sales Load [Member] | C000156761
Average Annual Return [Line Items]
Average Annual Return, Percent	11.41%						3.74%										4.58%
Without Sales Load [Member] | C000216506
Average Annual Return [Line Items]
Average Annual Return, Percent	33.33%						5.33%	4.34%
Without Sales Load [Member] | C000216505
Average Annual Return [Line Items]
Average Annual Return, Percent	33.24%						5.38%	4.38%
Without Sales Load [Member] | C000216501
Average Annual Return [Line Items]
Average Annual Return, Percent	33.34%					0.35%
Without Sales Load [Member] | C000125977
Average Annual Return [Line Items]
Average Annual Return, Percent	6.60%						17.92%										5.81%
Without Sales Load [Member] | C000125978
Average Annual Return [Line Items]
Average Annual Return, Percent	5.83%						17.07%										5.00%
Without Sales Load [Member] | C000125979
Average Annual Return [Line Items]
Average Annual Return, Percent	7.00%						18.34%										6.13%
Without Sales Load [Member] | C000125980
Average Annual Return [Line Items]
Average Annual Return, Percent	6.97%						18.44%										6.22%
Without Sales Load [Member] | C000132297
Average Annual Return [Line Items]
Average Annual Return, Percent	5.85%						5.34%										4.23%
Without Sales Load [Member] | C000132298
Average Annual Return [Line Items]
Average Annual Return, Percent	4.96%						4.55%										3.46%
Without Sales Load [Member] | C000132299
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%						5.63%										4.49%
Without Sales Load [Member] | C000132300
Average Annual Return [Line Items]
Average Annual Return, Percent	6.21%						5.68%										4.55%
Without Sales Load [Member] | C000021232
Average Annual Return [Line Items]
Average Annual Return, Percent	7.27%						4.49%										4.49%
Without Sales Load [Member] | C000021234
Average Annual Return [Line Items]
Average Annual Return, Percent	6.57%						3.82%										3.81%
Without Sales Load [Member] | C000081826
Average Annual Return [Line Items]
Average Annual Return, Percent	7.66%						4.93%										4.90%
Without Sales Load [Member] | C000021235
Average Annual Return [Line Items]
Average Annual Return, Percent	7.87%						5.03%										4.99%
Without Sales Load [Member] | C000171810
Average Annual Return [Line Items]
Average Annual Return, Percent	7.75%						5.00%						4.52%
Without Sales Load [Member] | C000171808
Average Annual Return [Line Items]
Average Annual Return, Percent	7.35%						4.50%						4.02%
Without Sales Load [Member] | C000171809
Average Annual Return [Line Items]
Average Annual Return, Percent	7.49%						4.71%						4.25%
Without Sales Load [Member] | C000156743
Average Annual Return [Line Items]
Average Annual Return, Percent	7.88%						5.03%										4.99%
Without Sales Load [Member] | C000129483
Average Annual Return [Line Items]
Average Annual Return, Percent	3.07%						1.75%										2.87%
Without Sales Load [Member] | C000129484
Average Annual Return [Line Items]
Average Annual Return, Percent	2.36%						1.12%										2.25%
Without Sales Load [Member] | C000129485
Average Annual Return [Line Items]
Average Annual Return, Percent	3.13%						1.85%										2.99%
Without Sales Load [Member] | C000173652
Average Annual Return [Line Items]
Average Annual Return, Percent	3.22%						1.95%								2.46%
Without Sales Load [Member] | C000137930
Average Annual Return [Line Items]
Average Annual Return, Percent	5.02%						1.58%										2.59%
Without Sales Load [Member] | C000137927
Average Annual Return [Line Items]
Average Annual Return, Percent	4.27%						0.89%										1.87%
Without Sales Load [Member] | C000137928
Average Annual Return [Line Items]
Average Annual Return, Percent	5.34%						1.91%										2.89%
Without Sales Load [Member] | C000137929
Average Annual Return [Line Items]
Average Annual Return, Percent	5.44%						1.94%										2.92%
Without Sales Load [Member] | C000244911
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%		7.45%
Without Sales Load [Member] | C000244910
Average Annual Return [Line Items]
Average Annual Return, Percent	4.99%		6.90%
Without Sales Load [Member] | C000244909
Average Annual Return [Line Items]
Average Annual Return, Percent	5.34%		7.29%
Without Sales Load [Member] | C000172159
Average Annual Return [Line Items]
Average Annual Return, Percent	5.43%						1.94%									2.80%
Without Sales Load [Member] | C000119592
Average Annual Return [Line Items]
Average Annual Return, Percent	3.30%						0.52%										1.93%
Without Sales Load [Member] | C000119593
Average Annual Return [Line Items]
Average Annual Return, Percent	2.68%						(0.11%)										1.32%
Without Sales Load [Member] | C000119594
Average Annual Return [Line Items]
Average Annual Return, Percent	3.50%						0.71%										2.07%
Without Sales Load [Member] | C000173651
Average Annual Return [Line Items]
Average Annual Return, Percent	3.52%						0.70%								1.70%
Without Sales Load [Member] | C000095924
Average Annual Return [Line Items]
Average Annual Return, Percent	22.45%						12.01%										6.26%
Without Sales Load [Member] | C000095925
Average Annual Return [Line Items]
Average Annual Return, Percent	21.71%						11.27%										5.53%
Without Sales Load [Member] | C000095926
Average Annual Return [Line Items]
Average Annual Return, Percent	23.00%						12.47%										6.67%
Without Sales Load [Member] | C000095927
Average Annual Return [Line Items]
Average Annual Return, Percent	23.07%						12.56%										6.76%
Without Sales Load [Member] | C000171816
Average Annual Return [Line Items]
Average Annual Return, Percent	23.07%						12.56%							7.56%
Without Sales Load [Member] | C000171814
Average Annual Return [Line Items]
Average Annual Return, Percent	22.41%						11.99%							7.02%
Without Sales Load [Member] | C000171815
Average Annual Return [Line Items]
Average Annual Return, Percent	22.75%						12.27%							7.28%
Without Sales Load [Member] | C000156759
Average Annual Return [Line Items]
Average Annual Return, Percent	23.10%						12.57%										6.76%
Without Sales Load [Member] | C000198978
Average Annual Return [Line Items]
Average Annual Return, Percent	8.74%						5.41%				4.31%
Without Sales Load [Member] | C000198980
Average Annual Return [Line Items]
Average Annual Return, Percent	9.21%						5.76%				4.60%
Without Sales Load [Member] | C000021184
Average Annual Return [Line Items]
Average Annual Return, Percent	9.28%						5.84%										5.62%
Without Sales Load [Member] | C000198983
Average Annual Return [Line Items]
Average Annual Return, Percent	9.22%						5.85%				4.74%
Without Sales Load [Member] | C000122145
Average Annual Return [Line Items]
Average Annual Return, Percent	24.70%						12.18%										7.87%
Without Sales Load [Member] | C000122146
Average Annual Return [Line Items]
Average Annual Return, Percent	24.82%						12.27%										7.97%
Without Sales Load [Member] | C000250399
Average Annual Return [Line Items]
Average Annual Return, Percent	24.76%	16.24%
Without Sales Load [Member] | C000200975
Average Annual Return [Line Items]
Average Annual Return, Percent	26.73%						15.80%			8.61%
Without Sales Load [Member] | C000200976
Average Annual Return [Line Items]
Average Annual Return, Percent	27.12%						16.14%			8.91%
Without Sales Load [Member] | C000200978
Average Annual Return [Line Items]
Average Annual Return, Percent	27.13%						16.19%			8.95%
Without Sales Load [Member] | C000200977
Average Annual Return [Line Items]
Average Annual Return, Percent	27.24%						16.19%			8.94%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.45%						17.64%					15.10%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.45%						17.64%										14.64%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%						(0.24%)										1.90%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%						(0.24%)										1.90%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%						(0.24%)										1.90%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%						(0.24%)										1.90%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%				0.70%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%						(0.24%)										1.90%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%						16.74%										14.08%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%						16.74%										14.08%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%						16.74%										14.08%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%						16.74%										14.08%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%				13.75%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%						16.74%		15.77%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%			5.60%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%			5.60%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%			5.60%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%						(0.24%)						1.89%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%						(0.24%)						1.89%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%						(0.24%)						1.89%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%						(0.24%)										1.90%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%					0.01%
TAM INDEX: J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Index Global
Average Annual Return, Percent	12.16%						2.69%										4.01%
TAM INDEX: J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Index Global
Average Annual Return, Percent	12.16%						2.69%										4.01%
TAM INDEX: J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Index Global
Average Annual Return, Percent	12.16%						2.69%										4.01%
TAM INDEX: J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Index Global
Average Annual Return, Percent	12.16%						2.69%										4.01%
TAM INDEX: J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Index Global
Average Annual Return, Percent	12.16%						2.69%										4.01%
TAM INDEX: MSCI EMERGING MARKETS INDEX GR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	28.69%						7.95%	7.08%
TAM INDEX: MSCI EMERGING MARKETS INDEX GR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	28.69%						7.95%	7.08%
TAM INDEX: MSCI EMERGING MARKETS INDEX GR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	28.69%					3.49%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%						16.74%										14.08%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%						16.74%										14.08%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%						16.74%										14.08%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%						16.74%										14.08%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	6.51%						0.28%										2.29%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	6.51%						0.28%										2.29%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	6.51%						0.28%										2.29%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	6.51%						0.28%										2.29%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	6.51%						0.28%										2.29%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	6.51%						0.28%										2.29%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	6.51%						0.28%										2.29%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	6.51%						0.28%										2.29%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	6.51%						0.28%						2.21%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	6.51%						0.28%						2.21%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	6.51%						0.28%						2.21%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	6.51%						0.28%										2.29%
TAM INDEX: S&P Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Average Annual Return, Percent	4.14%						1.34%										2.50%
TAM INDEX: S&P Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Average Annual Return, Percent	4.14%						1.34%										2.50%
TAM INDEX: S&P Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Average Annual Return, Percent	4.14%						1.34%										2.50%
TAM INDEX: S&P Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Average Annual Return, Percent	4.14%						1.34%								2.16%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	6.51%						0.28%										2.29%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	6.51%						0.28%										2.29%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	6.51%						0.28%										2.29%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	6.51%						0.28%										2.29%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	6.51%		8.64%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	6.51%		8.64%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	6.51%		8.64%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	6.51%						0.28%									1.92%
TAM INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.17%						1.16%										2.42%
TAM INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.17%						1.16%										2.42%
TAM INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.17%						1.16%										2.42%
TAM INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.17%						1.16%								2.10%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	23.66%						12.89%										8.01%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	23.66%						12.89%										8.01%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	23.66%						12.89%										8.01%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	23.66%						12.89%										8.01%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	23.66%						12.89%							8.98%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	23.66%						12.89%							8.98%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	23.66%						12.89%							8.98%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	23.66%						12.89%										8.01%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	23.66%						12.89%				7.49%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	23.66%						12.89%				7.49%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	23.66%						12.89%										8.01%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	23.66%						12.89%				7.49%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	23.66%						12.89%										8.01%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	23.66%						12.89%										8.01%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	23.66%	16.59%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	23.66%						12.89%			8.22%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	23.66%						12.89%			8.22%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	23.66%						12.89%			8.22%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	23.66%						12.89%			8.22%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%						(0.24%)					1.67%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%						(0.24%)										1.90%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	30.52%						19.24%										18.28%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	30.52%						19.24%										18.28%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	30.52%						19.24%										18.28%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	30.52%						19.24%										18.28%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	30.52%				18.62%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	30.52%						19.24%		20.93%
Transamerica Emerging Markets Debt Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Emerging Markets Debt Blended Benchmark
Average Annual Return, Percent	10.99%						2.79%										3.98%
Transamerica Emerging Markets Debt Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Emerging Markets Debt Blended Benchmark
Average Annual Return, Percent	10.99%						2.79%										3.98%
Transamerica Emerging Markets Debt Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Emerging Markets Debt Blended Benchmark
Average Annual Return, Percent	10.99%						2.79%										3.98%
Transamerica Emerging Markets Debt Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Emerging Markets Debt Blended Benchmark
Average Annual Return, Percent	10.99%						2.79%										3.98%
Transamerica Emerging Markets Debt Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Emerging Markets Debt Blended Benchmark
Average Annual Return, Percent	10.99%						2.79%										3.98%
TAM INDEX: ALERIAN MIDSTREAM ENERGY SELECT INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index
Average Annual Return, Percent	8.66%						27.74%										10.22%
TAM INDEX: ALERIAN MIDSTREAM ENERGY SELECT INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index
Average Annual Return, Percent	8.66%						27.74%										10.22%
TAM INDEX: ALERIAN MIDSTREAM ENERGY SELECT INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index
Average Annual Return, Percent	8.66%						27.74%										10.22%
TAM INDEX: ALERIAN MIDSTREAM ENERGY SELECT INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index
Average Annual Return, Percent	8.66%						27.74%										10.22%
TAM INDEX: S&P UBS LEVERAGED LOAN INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Average Annual Return, Percent	6.50%						6.91%										5.49%
TAM INDEX: S&P UBS LEVERAGED LOAN INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Average Annual Return, Percent	6.50%						6.91%										5.49%
TAM INDEX: S&P UBS LEVERAGED LOAN INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Average Annual Return, Percent	6.50%						6.91%										5.49%
TAM INDEX: S&P UBS LEVERAGED LOAN INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Average Annual Return, Percent	6.50%						6.91%										5.49%
TAM INDEX: BLOOMBERG US HIGH YIELD 2% ISSUER CAPPED INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.16%						5.47%										5.89%
TAM INDEX: BLOOMBERG US HIGH YIELD 2% ISSUER CAPPED INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.16%						5.47%										5.89%
TAM INDEX: BLOOMBERG US HIGH YIELD 2% ISSUER CAPPED INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.16%						5.47%										5.89%
TAM INDEX: BLOOMBERG US HIGH YIELD 2% ISSUER CAPPED INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.16%						5.47%										5.89%
TAM INDEX: BLOOMBERG US HIGH YIELD 2% ISSUER CAPPED INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.16%						5.47%						5.31%
TAM INDEX: BLOOMBERG US HIGH YIELD 2% ISSUER CAPPED INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.16%						5.47%						5.31%
TAM INDEX: BLOOMBERG US HIGH YIELD 2% ISSUER CAPPED INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.16%						5.47%						5.31%
TAM INDEX: BLOOMBERG US HIGH YIELD 2% ISSUER CAPPED INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.16%						5.47%										5.89%
TAM INDEX: BLOOMBERG HIGH YIELD MUNI BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent	2.77%						3.02%										4.39%
TAM INDEX: BLOOMBERG HIGH YIELD MUNI BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent	2.77%						3.02%										4.39%
TAM INDEX: BLOOMBERG HIGH YIELD MUNI BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent	2.77%						3.02%										4.39%
TAM INDEX: BLOOMBERG HIGH YIELD MUNI BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent	2.77%						3.02%								3.74%
TAM INDEX: BLOOMBERG US TREASURY INFLATION PROTECTED SECURITIES INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Inflation Protected Securities Index
Average Annual Return, Percent	6.06%						1.63%										3.02%
TAM INDEX: BLOOMBERG US TREASURY INFLATION PROTECTED SECURITIES INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Inflation Protected Securities Index
Average Annual Return, Percent	6.06%						1.63%										3.02%
TAM INDEX: BLOOMBERG US TREASURY INFLATION PROTECTED SECURITIES INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Inflation Protected Securities Index
Average Annual Return, Percent	6.06%						1.63%										3.02%
TAM INDEX: BLOOMBERG US TREASURY INFLATION PROTECTED SECURITIES INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Inflation Protected Securities Index
Average Annual Return, Percent	6.06%						1.63%										3.02%
TAM INDEX: BLOOMBERG US TREASURY INFLATION PROTECTED SECURITIES INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Inflation Protected Securities Index
Average Annual Return, Percent	6.06%		7.13%
TAM INDEX: BLOOMBERG US TREASURY INFLATION PROTECTED SECURITIES INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Inflation Protected Securities Index
Average Annual Return, Percent	6.06%		7.13%
TAM INDEX: BLOOMBERG US TREASURY INFLATION PROTECTED SECURITIES INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Inflation Protected Securities Index
Average Annual Return, Percent	6.06%		7.13%
TAM INDEX: BLOOMBERG US TREASURY INFLATION PROTECTED SECURITIES INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Inflation Protected Securities Index
Average Annual Return, Percent	6.06%						1.63%									2.69%
TAM INDEX: BLOOMBERG MANAGED MONEY INTERMEDIATE (1-17 YR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Muni Managed Money Intermediate Index
Average Annual Return, Percent	4.82%						0.87%										2.19%
TAM INDEX: BLOOMBERG MANAGED MONEY INTERMEDIATE (1-17 YR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Muni Managed Money Intermediate Index
Average Annual Return, Percent	4.82%						0.87%										2.19%
TAM INDEX: BLOOMBERG MANAGED MONEY INTERMEDIATE (1-17 YR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Muni Managed Money Intermediate Index
Average Annual Return, Percent	4.82%						0.87%										2.19%
TAM INDEX: BLOOMBERG MANAGED MONEY INTERMEDIATE (1-17 YR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Muni Managed Money Intermediate Index
Average Annual Return, Percent	4.82%						0.87%								1.89%
TAM INDEX: MSCI EAFE SMALL CAP INDEX GROSS
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Small Cap Index
Average Annual Return, Percent	25.14%						9.56%										7.65%
TAM INDEX: MSCI EAFE SMALL CAP INDEX GROSS
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Small Cap Index
Average Annual Return, Percent	25.14%						9.56%										7.65%
TAM INDEX: MSCI EAFE SMALL CAP INDEX GROSS
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Small Cap Index
Average Annual Return, Percent	25.14%	18.26%